Stock option liabilities, Changes to Stock Option Liabilities (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Derivative [Line Items]
Change in fair value of stock option liabilities	$ (2,067,350)	$ 1,200	$ (719,000)	$ 1,200
Stock Option Liabilities [Member]
Derivative [Line Items]
Balance beginning period			0
Stock options fair value upon change De-SPAC transaction (Note 4)			330,090
Change in fair value of stock option liabilities			(177,459)
Balance end period	$ 152,631		$ 152,631